INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Total assets	$ 129,970	$ 112,516
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	746
Core Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,464
Commercial properties | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	79,261	66,067
Commercial properties | Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	21,505	22,129
Commercial properties | Core Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	19,485	19,438
Commercial properties | LP Investments - Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	38,271	24,500
Commercial developments | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,277	2,518
Commercial developments | Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets		1,355
Commercial developments | Core Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 67	106
Commercial developments | LP Investments - Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets		$ 1,057